Parent Only Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	1,693	1,854
Short-term investments	89,685	72,540
Amount due from related parties	162	—
Prepayments and other assets, net	1,708	1,655
Total current asset	93,248	76,049
Non-current asset
Intangible assets, net	233,187	214,271
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,704,869	1,687,782
Total non-current asset	1,938,056	1,902,053
Total assets	2,031,304	1,978,102
Liabilities
Current liability
Accrued expenses and other current liabilities	22,813	21,676
Total current liability	22,813	21,676
Total liabilities	22,813	21,676
Shareholders’ equity
Ordinary shares	2,453	2,453
Additional paid-in capital	5,673,411	5,673,106
Accumulated other comprehensive loss	(394,156)	(411,879)
Accumulated deficit	(3,273,217)	(3,307,254)
Total shareholders’ equity	2,008,491	1,956,426
Total liabilities and shareholders’ equity	2,031,304	1,978,102

Schedule of Condensed Statements of Loss	Condensed Statements of Loss
	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
General and administrative expenses	(37,892)	(14,153)
Total operating expenses	(37,892)	(14,153)
Loss from operations	(37,892)	(14,153)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(4,265)	(21,430)
Other income:
Interest income, net	59	—
Gain on short-term investments	2,916	1,546
Loss before income tax	(39,182)	(34,037)
Income tax expense	—	—
Net loss	(39,182)	(34,037)
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net loss attributable to ordinary shareholders	(39,182)	(34,037)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Net cash used in operating activities	(37,386)	(24,285)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(249)	17,087
Investment in short-term investments	(41,685)	(1,546)
Proceeds from redemption of short-term investments	11,532	17,653
Net cash (used in)/provided by investing activities	(30,402)	33,194
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	—	162
Proceeds from issuance of convertible promissory note, net of issuance costs	42,278	—
Transaction with non-controlling interests	—	(305)
Net cash provided by/(used in) financing activities	42,278	(143)
Effect of exchange rate changes on cash and cash equivalents	(42)	(8,605)
Net (decrease)/increase in cash and cash equivalents	(25,552)	161
Cash and cash equivalents at the beginning of the period	29,762	1,693
Cash and cash equivalents at the end of the period	4,210	1,854